Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 52.1% ¤
ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angola Government International Bonds
9.244% due 01/15/2031 (i)			$500		$518

Total Angola (Cost $481)					518

ARGENTINA 1.6%
SOVEREIGN ISSUES 1.6%
Argentina Republic Government International Bonds
3.500% due 07/09/2041 þ(i)			$1,400		1,050
4.125% due 07/09/2035 þ(i)			2,300		1,846
Provincia de Buenos Aires/Government Bonds
6.625% due 09/01/2037 þ(i)			1,245		1,032

Total Argentina (Cost $3,700)					3,928

AUSTRALIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Australian Metcoal Financing Pty. Ltd.
6.250% due 10/22/2031			$500		509
6.750% due 04/22/2034			500		516

Total Australia (Cost $998)					1,025

BENIN 0.4%
SOVEREIGN ISSUES 0.4%
Benin Government International Bonds
4.950% due 01/22/2035	EUR		900		973

Total Benin (Cost $983)					973

BOLIVIA 0.5%
SOVEREIGN ISSUES 0.5%
Bolivia Government International Bonds
9.450% due 05/14/2031			$1,200		1,231

Total Bolivia (Cost $1,170)					1,231

BOSNIA-HERZE. 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Srpska International Government Bonds
6.250% due 04/02/2031	EUR		400		464
6.375% due 05/08/2033			500		573

Total Bosnia-Herze. (Cost $1,031)					1,037

BRAZIL 1.6%
SOVEREIGN ISSUES 1.6%
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		700		803
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (c)	BRL		5,700		1,068
0.000% due 04/01/2027 (c)			11,700		2,059

Total Brazil (Cost $3,965)					3,930

CAYMAN ISLANDS 2.7%
ASSET-BACKED SECURITIES 1.2%
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •			$2,800		2,801

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
CONVERTIBLE BONDS & NOTES 0.0%
CIFI Holdings Group Co. Ltd.
0.000% due 06/30/2029 (c)(h)		484		16
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (c)		50		0
0.000% due 12/31/2027 (c)		63		0
0.000% due 12/31/2028 (c)		100		1
0.000% due 12/31/2029 (c)		100		1
0.000% due 12/31/2030 (c)		125		1
0.000% due 12/31/2031 (c)		125		0
0.000% due 12/31/2032 (c)		236		1

				20

CORPORATE BONDS & NOTES 1.5%
Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		9		1
5.000% due 11/30/2027		2		0
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		84		2
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		141		3
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		175		3
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		256		4
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		241		5
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)		58		1
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,500		1,715
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$1,800		1,809

				3,543

Total Cayman Islands (Cost $6,601)				6,364

CHILE 1.3%
SOVEREIGN ISSUES 1.3%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	250,000		268
5.000% due 10/01/2028		550,000		601
5.800% due 10/01/2029		2,025,000		2,260

Total Chile (Cost $3,171)				3,129

CHINA 0.0%

		SHARES
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd.		820,740		5

Total China (Cost $0)				5

		PRINCIPAL AMOUNT (000s)
COLOMBIA 9.7%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol SA
5.875% due 05/28/2045 (i)		$1,200		992
Promigas SA ESP/Gases del Pacifico SAC
7.750% due 06/24/2056 •		300		305

				1,297

SOVEREIGN ISSUES 9.2%
Colombia TES
2.250% due 04/18/2029 (e)	COP	746,521		197
6.500% due 01/22/2031 (e)		1,145,910		332
11.000% due 08/22/2029		29,235,800		8,302
11.750% due 01/24/2035		12,270,600		3,526
12.750% due 11/28/2040		22,126,900		6,754
13.250% due 02/09/2033		9,583,000		2,959

				22,070

Total Colombia (Cost $20,137)				23,367

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CONGO 0.3%
SOVEREIGN ISSUES 0.3%
DRC International Bonds
9.500% due 04/16/2037	$	700	734

Total Congo (Cost $700)			734

COSTA RICA 1.1%
SOVEREIGN ISSUES 1.1%
Costa Rica Government International Bonds
5.500% due 11/21/2030 (i)	EUR	1,000	1,202
5.950% due 04/27/2033 (i)		400	488
6.001% due 01/16/2036 (i)		750	907

Total Costa Rica (Cost $2,527)			2,597

EGYPT 0.7%
SOVEREIGN ISSUES 0.7%
Egypt Government Bonds
19.698% due 10/14/2030	EGP	91,700	1,779

Total Egypt (Cost $1,950)			1,779

HUNGARY 0.4%
SOVEREIGN ISSUES 0.4%
Hungary Government Bonds
4.750% due 11/24/2032	HUF	56,000	178
7.000% due 10/24/2035		187,000	686

Total Hungary (Cost $859)			864

INDONESIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Danantara Investment Management PT
5.350% due 06/18/2031	$	1,000	999
5.950% due 06/18/2036		1,000	998

Total Indonesia (Cost $2,000)			1,997

ISRAEL 0.3%
CORPORATE BONDS & NOTES 0.3%
Bank Leumi Le-Israel BM
5.642% due 06/29/2033	$	700	704

Total Israel (Cost $700)			704

IVORY COAST 0.4%
SOVEREIGN ISSUES 0.4%
Ivory Coast Government International Bonds
5.875% due 10/17/2031	EUR	900	1,060

Total Ivory Coast (Cost $1,059)			1,060

JERSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	200	227
5.375% due 06/15/2036		300	340

Total Jersey, Channel Islands (Cost $590)			567

KAZAKHSTAN 0.7%
CORPORATE BONDS & NOTES 0.2%
Kaspi.KZ JSC
5.900% due 04/28/2031	$	400	400

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SOVEREIGN ISSUES 0.5%
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	498,500	1,086

Total Kazakhstan (Cost $1,320)			1,486

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bonds
4.804% due 04/20/2033	$	1,700	1,697

Total Kuwait (Cost $1,700)			1,697

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Green Palm Bidco SARL
5.957% due 06/30/2041	$	600	607
6.462% due 06/30/2046		600	608
Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031 (i)		550	542

Total Luxembourg (Cost $1,741)			1,757

MEXICO 3.5%
CORPORATE BONDS & NOTES 1.5%
COX Asset Mexico SA de CV
7.125% due 01/08/2032	$	800	812
7.750% due 05/08/2036		400	410
Petroleos Mexicanos
7.690% due 01/23/2050 (i)		2,600	2,427

			3,649

SOVEREIGN ISSUES 2.0%
Mexico Bonos
8.000% due 04/15/2032	MXN	56,300	3,124
8.500% due 05/31/2029		5,900	342
Mexico Government International Bonds
6.250% due 08/27/2037	$	1,300	1,302

			4,768

Total Mexico (Cost $8,135)			8,417

NIGERIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Dangote Fertiliser Ltd.
7.750% due 05/05/2031	$	200	201

Total Nigeria (Cost $200)			201

PAKISTAN 0.3%
SOVEREIGN ISSUES 0.3%
Pakistan Water & Power Development Authority
7.500% due 06/04/2031	$	600	588

Total Pakistan (Cost $569)			588

PARAGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Paraguay Government International Bonds
8.500% due 03/04/2035	PYG	6,167,000	985
8.500% due 04/04/2038		1,347,000	213

Total Paraguay (Cost $1,109)			1,198

PERU 5.6%
CORPORATE BONDS & NOTES 0.6%
Petroleos del Peru SA
5.625% due 06/19/2047	$	2,000	1,431

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SOVEREIGN ISSUES 5.0%
Peru Government Bonds
6.850% due 08/12/2035	PEN	29,470	9,074
7.300% due 08/12/2033		3,300	1,081
Peru Government International Bonds
5.400% due 08/12/2034		3,100	886
6.150% due 08/12/2032		700	222
6.900% due 08/12/2037		500	150
6.950% due 08/12/2031		1,761	586

			11,999

Total Peru (Cost $13,382)			13,430

PHILIPPINES 0.5%
SOVEREIGN ISSUES 0.5%
Philippines Government International Bonds
5.325% due 06/24/2036	$	1,300	1,301

Total Philippines (Cost $1,297)			1,301

QATAR 1.3%
CORPORATE BONDS & NOTES 0.4%
QatarEnergy
4.625% due 06/23/2029	$	1,000	994

SOVEREIGN ISSUES 0.9%
Qatar Government International Bonds
4.800% due 04/08/2033		2,100	2,111

Total Qatar (Cost $3,053)			3,105

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bonds
5.625% due 05/30/2037 (i)	EUR	900	1,015

Total Romania (Cost $1,009)			1,015

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bonds
4.750% due 03/13/2028	EUR	333	214

Total Senegal (Cost $337)			214

SERBIA 0.8%
CORPORATE BONDS & NOTES 0.3%
Telecommunications Co. Telekom Srbija AD Belgrade
7.250% due 05/18/2031	$	700	699

SOVEREIGN ISSUES 0.5%
Serbia International Bonds
4.875% due 05/06/2038 (i)	EUR	1,000	1,144

Total Serbia (Cost $1,841)			1,843

SOUTH AFRICA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR	15,600	987

Total South Africa (Cost $951)			987

SRI LANKA 0.5%
SOVEREIGN ISSUES 0.5%
Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ	$	600	613
3.600% due 06/15/2035 þ		700	586

Total Sri Lanka (Cost $1,142)			1,199

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SUPRANATIONAL 1.7%
CORPORATE BONDS & NOTES 1.7%
European Bank for Reconstruction & Development
6.050% due 05/08/2029 «	AZN	1,600	941
6.060% due 12/02/2029 «		2,000	1,176
6.125% due 05/15/2031 «		800	471
6.250% due 03/05/2029 «		1,200	718
International Finance Corp.
6.250% due 06/15/2030 «		1,424	838

Total Supranational (Cost $4,132)			4,144

UKRAINE 0.5%
SOVEREIGN ISSUES 0.5%
Ukraine Government International Bonds
0.000% due 02/01/2034 þ(d)(i)	$	1,100	624
0.000% due 02/01/2035 þ(d)(i)		900	543

Total Ukraine (Cost $1,101)			1,167

UNITED ARAB EMIRATES 2.2%
CORPORATE BONDS & NOTES 1.4%
Emirates NBD Bank PJSC
5.125% due 06/29/2031	$	1,600	1,595
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		1,800	1,800

			3,395

SOVEREIGN ISSUES 0.8%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033 (i)		1,000	997
4.750% due 09/22/2036 (i)		800	793

			1,790

Total United Arab Emirates (Cost $5,143)			5,185

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Sibanye-Stillwater U.K. Financing PLC
6.250% due 11/15/2031	$	200	198

Total United Kingdom (Cost $200)			198

UNITED STATES 4.0%
CORPORATE BONDS & NOTES 0.8%
Road Michigan Property Owner I LLC
7.500% due 03/30/2045	$	1,000	997
Venture Global LNG, Inc.
6.375% due 12/15/2034		500	492
6.625% due 06/15/2036		500	493

			1,982

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Angola Ministry of Finance
9.388% (TSFR3M + 3.638%) due 02/16/2027 «~		1,000	1,002

U.S. GOVERNMENT AGENCIES 2.8%
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056	$	1,600	1,494
4.500% due 07/01/2056		1,600	1,533
5.000% due 07/01/2056		1,700	1,671
5.500% due 08/01/2056		2,000	2,004

			6,702

Total United States (Cost $9,635)			9,686

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Champion Path Holdings Ltd.
4.850% due 01/27/2028	$	600	582
Studio City Finance Ltd.
6.500% due 01/15/2028		600	600

Total Virgin Islands (British) (Cost $1,184)			1,182

		SHARES
SHORT-TERM INSTRUMENTS 4.0%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.690% (g)		826,468	826

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.1%
23.886% due 10/13/2026 - 10/20/2026 (b)(c)	EGP	9,500	181

NIGERIA TREASURY BILLS 2.5%
20.829% due 07/21/2026 - 01/28/2027 (b)(c)	NGN	9,192,000	6,101

U.S. TREASURY BILLS 1.1%
3.676% due 07/21/2026 - 08/27/2026 (b)(c)(l)	$	2,677	2,668

Total Short-Term Instruments (Cost $9,719)			9,776

Total Investments in Securities (Cost $121,522)			125,585

		SHARES
INVESTMENTS IN AFFILIATES 53.7%
UNITED STATES 52.0%
MUTUAL FUNDS (f) 52.0%
PIMCO Emerging Markets Bond Fund		1,292,073	11,771
PIMCO Emerging Markets Corporate Bond Fund		4,982,346	45,887
PIMCO Emerging Markets Local Currency and Bond Fund		10,703,858	67,327

			124,985

Total United States (Cost $115,339)			124,985

SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		422,188	4,113

Total Short-Term Instruments (Cost $4,112)			4,113

Total Investments in Affiliates (Cost $119,451)			129,098

Total Investments 105.8% (Cost $240,973)			$254,683
Financial Derivative Instruments (j)(k) (1.0)%(Cost or Premiums, net $471)			(2,453)
Other Assets and Liabilities, net (4.8)%			(11,621)

Net Assets 100.0%			$240,609

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	Principal amount of security is adjusted for inflation.
(f)	Institutional Class Shares of each Fund.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIFI Holdings Group Co. Ltd.	0.000%	06/30/2029	12/29/2025	$51	$16	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date			Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	2.000%	06/17/2026	TBD	(2)	EUR	(393)	$(450)
	2.200	06/17/2026	TBD	(2)		(185)	(211)
	2.390	06/17/2026	TBD	(2)		(277)	(317)
	3.950	04/14/2026	TBD	(2)		$(510)	(514)
	4.000	01/13/2026	TBD	(2)		(370)	(377)
	4.050	01/13/2026	TBD	(2)		(772)	(787)
	4.050	04/14/2026	TBD	(2)		(476)	(481)
	4.250	01/13/2026	TBD	(2)		(386)	(394)
MEI	2.480	06/17/2026	07/02/2026		EUR	(939)	(1,074)
	2.480	07/02/2026	TBD	(2)		(947)	(1,082)
	2.700	06/17/2026	07/02/2026			(1,050)	(1,201)
	2.700	07/02/2026	TBD	(2)		(844)	(964)
	2.800	06/18/2026	07/02/2026			(754)	(862)
	2.800	06/26/2026	07/02/2026			(408)	(466)
	2.800	07/02/2026	TBD	(2)		(1,167)	(1,333)
	3.950	04/24/2026	TBD	(2)		$(763)	(769)
	3.950	06/18/2026	TBD	(2)		(759)	(759)
	4.100	06/24/2026	09/08/2026			(880)	(880)
NOM	3.950	04/14/2026	TBD	(2)		(3,955)	(3,989)

Total Reverse Repurchase Agreements							$(16,910)

(i)	Securities with an aggregate market value of $15,360 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(13,801) at a weighted average interest rate of 3.822%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	122	$13,407	$92	$0	$(36)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	12	2,474	0	0	(2)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	28	2,997	9	0	(5)
Ultra U.S. Treasury Bond Futures	09/2026	8	929	36	0	(6)

Total Futures Contracts				$137	$0	$(49)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-44 5-Year Index	(1.000)%	Quarterly	12/20/2030	$7,400	$140	$(121)	$19	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031	$15,700	$(428)	$155	$(273)	$4	$0
CDX.iTraxx Asia Ex-Japan 45 5-Year Index	1.000	Quarterly	06/20/2031	23,350	250	88	338	0	0

					$(178)	$243	$65	$4	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP- SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	600	$(17)	$(3)	$(20)	$0	$(1)
Receive	1-Day JPY- MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028	JPY	3,770,000	(4)	(44)	(48)	0	(3)
Receive(5)	1-Day JPY- MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		3,367,000	46	(44)	2	0	(2)
Receive(5)	1-Day SGD- SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	15,900	260	(199)	61	2	0
Receive(5)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	282,750	92	(40)	52	7	0
Receive	1-Day THB-THOR Compounded-OIS	1.750	Quarterly	09/16/2031		163,200	76	(104)	(28)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		$41,600	(725)	(74)	(799)	0	(35)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/16/2028		100	2	0	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		12,800	224	(306)	(82)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		6,400	161	(47)	114	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		12,200	295	36	331	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		5,990	(143)	6	(137)	0	(30)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		6,000	161	(17)	144	31	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2046		900	39	(9)	30	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,300	124	130	254	36	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		4,300	(218)	70	(148)	0	(48)
Pay	1-Year BRL-CDI	12.716	Maturity	01/02/2029	BRL	21,800	0	(125)	(125)	9	0
Pay	1-Year BRL-CDI	12.750	Maturity	01/02/2029		20,300	0	(113)	(113)	8	0
Receive	1-Year BRL-CDI	12.780	Maturity	01/02/2029		54,400	9	287	296	0	(23)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Year BRL-CDI	13.245	Maturity	01/02/2029		28,600	(31)	129	98	0	(12)
Receive	1-Year BRL-CDI	13.340	Maturity	01/02/2029		9,300	0	24	24	0	(4)
Pay	1-Year BRL-CDI	13.370	Maturity	01/02/2029		54,300	80	(258)	(178)	23	0
Receive	1-Year BRL-CDI	13.435	Maturity	01/02/2029		1,200	0	3	3	0	(1)
Receive	1-Year BRL-CDI	14.140	Maturity	01/02/2029		11,100	0	(5)	(5)	0	(5)
Pay	1-Year BRL-CDI	14.370	Maturity	01/02/2029		11,700	0	14	14	5	0
Pay	1-Year BRL-CDI	14.620	Maturity	01/02/2029		30,000	0	59	59	13	0
Pay	1-Year BRL-CDI	14.695	Maturity	01/02/2029		29,000	0	63	63	12	0
Pay	1-Year BRL-CDI	12.910	Maturity	01/02/2031		43,400	0	(265)	(265)	25	0
Receive	1-Year BRL-CDI	13.156	Maturity	01/02/2031		8,300	0	36	36	0	(5)
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2031		59,500	0	(233)	(233)	34	0
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2031		9,900	0	(37)	(37)	6	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		2,900	0	(11)	(11)	2	0
Pay	1-Year BRL-CDI	13.250	Maturity	01/02/2031		4,700	(2)	(15)	(17)	3	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		3,000	0	(11)	(11)	2	0
Receive	1-Year BRL-CDI	13.296	Maturity	01/02/2031		55,500	0	199	199	0	(31)
Receive	1-Year BRL-CDI	13.300	Maturity	01/02/2031		99,100	182	157	339	0	(56)
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		13,300	0	(29)	(29)	7	0
Pay	1-Year BRL-CDI	13.564	Maturity	01/02/2031		6,800	0	(15)	(15)	4	0
Pay	1-Year BRL-CDI	13.605	Maturity	01/02/2031		900	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		10,900	(9)	(9)	(18)	6	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		6,600	0	(10)	(10)	4	0
Pay	1-Year BRL-CDI	13.882	Maturity	01/02/2031		11,900	0	(6)	(6)	7	0
Pay	1-Year BRL-CDI	13.979	Maturity	01/02/2031		38,200	0	(2)	(2)	21	0
Pay	1-Year BRL-CDI	14.140	Maturity	01/02/2031		7,800	0	5	5	4	0
Receive	1-Year BRL-CDI	14.247	Maturity	01/02/2031		8,200	0	(10)	(10)	0	(5)
Receive	1-Year BRL-CDI	14.505	Maturity	01/02/2031		21,200	0	(49)	(49)	0	(12)
Receive	1-Year BRL-CDI	14.514	Maturity	01/02/2031		20,400	0	(48)	(48)	0	(11)
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2035		33,900	0	(139)	(139)	21	0
Receive(5)	3-Month CNY- CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	2,020	2	(3)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	12.000	Annual	06/17/2027	COP	26,663,400	(6)	0	(6)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	12.220	Annual	06/17/2027		2,338,400	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	12.230	Annual	06/17/2027		2,338,400	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	12.250	Maturity	06/17/2027		4,676,800	0	2	2	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	12.340	Maturity	06/17/2027		4,380,500	0	3	3	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	12.330	Quarterly	03/18/2028		15,299,000	0	(77)	(77)	3	0
Pay	3-Month COP-IBR Compounded-OIS	11.250	Quarterly	06/17/2028		4,890,400	(2)	6	4	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	11.425	Quarterly	06/17/2028		1,175,200	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	11.450	Quarterly	06/17/2028		3,657,500	0	7	7	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	11.550	Quarterly	06/17/2028		3,513,600	0	8	8	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	11.634	Quarterly	06/17/2028		7,497,000	0	21	21	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	12.170	Quarterly	03/18/2029		10,749,000	0	(107)	(107)	2	0
Pay	3-Month COP-IBR Compounded-OIS	11.200	Quarterly	06/17/2029		827,400	0	3	3	0	0
Pay	3-Month COP-IBR Compounded-OIS	11.210	Quarterly	06/17/2029		851,400	0	4	4	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		8,553,900	0	113	113	2	0
Pay	3-Month COP-IBR Compounded-OIS	10.700	Quarterly	06/17/2031		554,000	0	3	3	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.710	Quarterly	06/17/2031		539,700	0	3	3	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.730	Quarterly	06/17/2031		551,600	0	3	3	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.740	Quarterly	06/17/2031		599,600	0	4	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.745	Quarterly	06/17/2031		1,103,200	0	7	7	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.770	Quarterly	06/17/2031		1,103,200	0	7	7	0	0
Receive	3-Month COP-IBR Compounded-OIS	11.700	Quarterly	06/17/2031		7,221,000	0	(124)	(124)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	11.720	Quarterly	06/17/2031		6,845,000	0	(119)	(119)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	11.730	Quarterly	06/17/2031		6,982,000	0	(122)	(122)	0	(1)
Receive(5)	3-Month MYR- KLIBOR	3.500	Quarterly	09/16/2031	MYR	17,390	33	(18)	15	9	0
Receive	3-Month PLN- WIBOR	3.750	Annual	06/17/2031	PLN	29,500	320	(245)	75	0	(16)
Receive(5)	3-Month PLN- WIBOR	4.700	Annual	01/20/2036		11,000	38	(53)	(15)	0	(5)
Pay	3-Month ZAR- JIBAR	7.180	Quarterly	12/04/2030	ZAR	33,600	41	(54)	(13)	0	(7)
Pay	3-Month ZAR- JIBAR	6.920	Quarterly	03/06/2031		97,700	(56)	(48)	(104)	0	(22)
Pay	3-Month ZAR- JIBAR	8.880	Quarterly	03/27/2035		9,200	57	(14)	43	0	(3)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	3-Month ZAR- JIBAR	7.091	Quarterly	02/17/2036		18,300	(75)	25	(50)	0	(6)
Receive	6-Month CLP- CHILIBOR	4.490	Semi-Annual	10/01/2028	CLP	632,000	0	0	0	0	(1)
Receive	6-Month CLP- CHILIBOR	4.590	Semi-Annual	10/01/2029		1,412,000	0	(2)	(2)	0	(1)
Receive	6-Month CLP- CHILIBOR	4.676	Semi-Annual	09/01/2030		124,000	0	0	0	0	0
Receive	6-Month CLP- CHILIBOR	4.745	Semi-Annual	09/17/2030		2,125,300	0	(9)	(9)	0	0
Pay	6-Month CLP- CHILIBOR	4.900	Semi-Annual	06/17/2031		5,305,900	0	47	47	0	0
Pay	6-Month CLP- CHILIBOR	5.150	Semi-Annual	06/17/2031		443,900	4	5	9	0	0
Pay	6-Month CLP- CHILIBOR	5.190	Semi-Annual	06/17/2031		552,000	0	13	13	0	0
Pay	6-Month CLP- CHILIBOR	5.250	Semi-Annual	06/17/2031		189,500	0	5	5	0	0
Receive	6-Month CLP- CHILIBOR	4.970	Semi-Annual	06/18/2032		3,339,000	0	(32)	(32)	0	0
Pay	6-Month CZK- PRIBOR	4.018	Annual	11/25/2030	CZK	102,700	(10)	93	83	0	(6)
Pay	6-Month CZK- PRIBOR	4.049	Annual	12/12/2030		20,800	6	12	18	0	(1)
Receive	6-Month CZK- PRIBOR	3.680	Annual	01/29/2031		107,200	99	(13)	86	7	0
Receive	6-Month CZK- PRIBOR	4.040	Annual	02/06/2031		109,200	75	(73)	2	7	0
Pay	6-Month CZK- PRIBOR	3.636	Annual	02/09/2031		245,500	(210)	(10)	(220)	0	(15)
Pay(5)	6-Month EUR- EURIBOR	2.250	Annual	09/16/2028	EUR	21,600	(310)	81	(229)	0	(11)
Receive(5)	6-Month EUR- EURIBOR	2.500	Annual	09/16/2031		5,100	120	(53)	67	4	0
Receive(5)	6-Month EUR- EURIBOR	2.750	Annual	09/16/2036		8,300	245	(95)	150	11	0
Pay	6-Month HUF- BBR	6.319	Annual	11/03/2030	HUF	899,200	4	245	249	0	(3)
Receive	6-Month HUF- BBR	2.680	Annual	06/29/2031		658,400	369	(174)	195	3	0
Receive	6-Month HUF- BBR	4.690	Annual	11/24/2032		54,700	0	1	1	0	0
Receive	6-Month HUF- BBR	4.670	Annual	10/24/2035		71,600	0	1	1	1	0
Receive(5)	6-Month HUF- BBR	4.675	Annual	10/24/2035		47,600	0	1	1	1	0
Receive	6-Month HUF- BBR	4.685	Annual	10/24/2035		80,300	0	1	1	1	0
Pay	6-Month PLN- WIBOR	2.920	Annual	12/13/2031	PLN	18,600	(337)	151	(186)	10	0
Receive	28-Day MXN- TIIE	7.230	Lunar	03/14/2029	MXN	18,500	0	2	2	2	0
Pay	28-Day MXN- TIIE	7.415	Lunar	11/18/2030		117,500	(103)	57	(46)	0	(22)
Receive	28-Day MXN- TIIE	7.555	Lunar	01/24/2031		10,300	(1)	3	2	2	0
Pay	28-Day MXN- TIIE	7.495	Lunar	02/04/2031		13,100	0	(4)	(4)	0	(3)
Receive	28-Day MXN- TIIE	7.681	Lunar	03/05/2031		92,700	0	(11)	(11)	19	0
Receive	28-Day MXN- TIIE	7.545	Lunar	03/12/2031		6,000	0	1	1	1	0
Receive	28-Day MXN- TIIE	7.750	Lunar	03/12/2031		100,700	98	(124)	(26)	20	0
Pay	28-Day MXN- TIIE	8.170	Lunar	03/26/2031		36,600	0	44	44	0	(7)
Pay	28-Day MXN- TIIE	7.685	Lunar	04/07/2031		33,200	0	3	3	0	(7)
Receive	28-Day MXN- TIIE	7.550	Lunar	05/02/2031		25,700	0	6	6	5	0
Pay	28-Day MXN- TIIE	7.820	Lunar	05/02/2031		121,300	(16)	70	54	0	(25)
Pay	28-Day MXN- TIIE	8.000	Lunar	06/11/2031		29,300	(16)	39	23	0	(6)
Receive	28-Day MXN- TIIE	8.200	Lunar	06/11/2031		38,600	(1)	(48)	(49)	8	0
Pay	28-Day MXN- TIIE	8.255	Lunar	06/11/2031		71,500	0	100	100	0	(15)
Receive	28-Day MXN- TIIE	8.300	Lunar	06/11/2031		185,200	(23)	(256)	(279)	39	0
Pay	28-Day MXN- TIIE	8.340	Lunar	06/11/2031		54,000	59	28	87	0	(12)
Pay	28-Day MXN- TIIE	8.150	Lunar	06/04/2036		11,000	(1)	2	1	0	(5)
Receive	28-Day MXN- TIIE	8.318	Lunar	06/04/2036		52,100	0	(41)	(41)	21	0
Pay	28-Day MXN- TIIE	8.500	Lunar	06/04/2036		6,200	0	9	9	0	(3)

							$1,005	$(1,747)	$(742)	$544	$(528)

Total Swap Agreements							$967	$(1,625)	$(658)	$548	$(529)

Cash of $5,396 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	SGD	187	$	146	$2	$0
	07/2026	$	1,059	AUD	1,486	0	(30)
BOA	07/2026	COP	5,290	$	2	0	0
	07/2026	DOP	31,710		539	4	0
	07/2026	HUF	36,405		117	0	0
	07/2026	JPY	706		4	0	0
	07/2026	KRW	80,021		53	1	0
	07/2026	PEN	8,586		2,545	34	0
	07/2026	PHP	127,703		2,064	0	(17)
	07/2026	$	1,512	NOK	13,994	0	(98)
	07/2026		1,281	PEN	4,336	0	(13)
	07/2026		772	RON	3,488	0	(12)
	08/2026	DOP	2,667	$	45	1	0
	08/2026	HKD	3,859		493	0	0
	08/2026	ILS	188		63	0	0
	09/2026	COP	13,300,766		3,766	0	(57)
	09/2026	PHP	150,061		2,433	0	0
	09/2026	THB	39		1	0	0
	10/2026	$	2	COP	5,415	0	0
	12/2026	CLP	2,122,429	$	2,338	33	0
BPS	07/2026	BRL	14,462	EUR	2,438	0	(16)
	07/2026		18,544	$	3,576	0	(16)
	07/2026	EUR	2,444	BRL	14,462	9	0
	07/2026	HUF	145,661	$	469	1	0
	07/2026	ILS	189		64	1	0
	07/2026	JPY	28,089		175	3	0
	07/2026	TWD	48,041		1,522	15	0
	07/2026	$	3,583	BRL	18,544	29	(20)
	07/2026		59	CNH	402	0	0
	07/2026		1,039	CNY	7,087	2	0
	07/2026		756	CZK	15,732	0	(15)
	07/2026		11	HUF	3,400	0	0
	07/2026		1,981	INR	190,824	33	0
	07/2026		560	ZAR	9,186	0	0
	08/2026	EUR	881	$	1,005	0	(3)
	08/2026	$	451	BRL	2,298	0	(9)
	08/2026		32	NOK	319	0	0
	09/2026	COP	3,530,192	$	942	0	(73)
	09/2026	IDR	10,274,177		568	0	(2)
	09/2026	INR	20,108		211	0	0
	09/2026	THB	95,898		2,938	34	0
	09/2026	$	1,529	IDR	27,179,637	3	(23)
	09/2026		390	INR	37,049	0	(1)
	09/2026		2,384	THB	77,753	0	(29)
	10/2026	BRL	5,700	$	1,099	19	0
	12/2026	$	568	IDR	10,344,059	2	0
BRC	07/2026	ILS	201	$	68	0	0
	07/2026	PEN	741		219	2	0
	07/2026	TRY	1,352		28	0	0
	07/2026	$	290	EUR	250	0	(4)
	07/2026		3,540	MYR	14,379	0	(20)
	07/2026		224	PEN	784	5	0
	07/2026		8,268	TRY	391,783	32	0
	07/2026		2,338	ZAR	37,989	0	(23)
	08/2026	COP	493,419	$	131	0	(13)
	09/2026	$	231	IDR	4,191,756	2	0
	09/2026		2,384	INR	226,408	0	(6)
BSH	07/2026	JPY	12,658	$	80	2	0
	07/2026	PEN	6,825		1,985	3	(13)
	07/2026	$	1,359	PEN	4,638	0	(3)
	10/2026	PEN	4,659	$	1,359	1	0
	12/2026	$	558	PEN	1,887	0	(9)
	04/2027	BRL	20,400	$	3,587	0	(134)
CBK	07/2026	AUD	6,790		4,766	65	0
	07/2026	COP	15,285,090		4,007	0	(454)
	07/2026	EGP	3,652		73	0	(1)
	07/2026	HUF	101,000		323	0	(1)
	07/2026	ILS	210		72	2	0
	07/2026	PEN	25,747		7,327	14	(218)
	07/2026	PLN	22		6	0	0
	07/2026	TWD	17,207		544	4	0
	07/2026	$	3,537	AUD	4,946	0	(113)
	07/2026		4,742	COP	16,634,274	109	0
	07/2026		366	EGP	19,670	32	0
	07/2026		187	EUR	163	0	(1)
	07/2026		2,420	GBP	1,831	9	0
	07/2026		1,124	HUF	343,703	0	(21)
	07/2026		517	LKR	162,338	0	(35)
	07/2026		6,414	PEN	21,759	1	(51)
	07/2026		2,084	PHP	127,570	0	(5)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		4,033	VND	107,869,560	61	0
	07/2026	ZAR	13,565	$	824	0	(3)
	08/2026	ILS	616		213	6	0
	08/2026	PEN	7,132		2,105	22	0
	09/2026	CLP	594,150		664	19	0
	09/2026	COP	4,674,292		1,206	0	(138)
	09/2026	IDR	44,012,400		2,438	0	(5)
	09/2026	PEN	16,625		4,880	32	(2)
	09/2026	PHP	127,841		2,084	11	0
	09/2026	THB	32,278		1,002	25	0
	09/2026	$	538	COP	2,090,455	62	0
	09/2026		73	EGP	3,752	1	0
	09/2026		333	IDR	5,945,517	0	(3)
	09/2026		5,446	INR	515,510	0	(32)
	09/2026		4	PEN	14	0	0
	10/2026	COP	2,038,418	$	572	0	(9)
	10/2026	PEN	5,774		1,701	19	0
	11/2026	COP	14,552,707		4,034	0	(87)
	11/2026	NGN	77,615		48	0	(6)
	11/2026	$	3,339	KES	440,667	0	0
	11/2026	UZS	4,762,557	$	391	3	0
	12/2026	PEN	4,987		1,427	0	(23)
	12/2026	$	2,438	IDR	44,307,098	5	0
FAR	07/2026	CNH	1,457	$	214	0	0
	07/2026	GBP	6,182		8,313	113	0
	07/2026	PLN	167		45	1	0
	07/2026	SGD	171		134	2	0
	07/2026	$	2,467	CNH	16,764	2	0
	07/2026		814	CZK	16,965	0	(16)
	07/2026		2,214	EUR	1,900	0	(43)
	07/2026		519	JPY	83,949	0	(3)
	07/2026		680	PLN	2,483	0	(20)
	07/2026		1,821	ZAR	30,052	11	0
	08/2026	CNH	16,327	$	2,407	0	(2)
	08/2026	ILS	263		92	3	0
	08/2026	JPY	83,729		519	3	0
	08/2026	$	214	CNH	1,454	0	0
	08/2026		2,422	GBP	1,831	6	0
	09/2026	INR	494,603	$	5,161	0	(34)
	09/2026	$	1,203	COP	4,232,671	13	0
GLM	07/2026	BRL	14,462	EUR	2,444	0	(9)
	07/2026		4,453	$	860	0	(2)
	07/2026	COP	186,519		49	0	(5)
	07/2026	DOP	17,853		292	0	(7)
	07/2026	EUR	2,453	BRL	14,462	0	(1)
	07/2026	$	883		4,453	0	(20)
	07/2026		5,757	COP	20,054,724	87	0
	07/2026		3,810	PEN	13,361	98	0
	07/2026		397	RON	1,799	0	(5)
	07/2026		579	TRY	27,537	2	0
	07/2026	ZAR	37,179	$	2,252	0	(15)
	08/2026	BRL	14,462	EUR	2,431	1	0
	08/2026	DOP	15,227	$	255	2	0
	08/2026	$	8,294	BRL	42,334	0	(156)
	08/2026		2,934	DOP	181,348	84	(7)
	08/2026		309	INR	29,664	3	0
	09/2026	DOP	133,604	$	2,213	18	(17)
	09/2026	INR	1,495,470		15,727	70	(52)
	09/2026	THB	14,994		462	8	0
	09/2026	$	977	BRL	5,028	0	(17)
	09/2026		2,306	DOP	140,742	24	0
	09/2026		1,024	IDR	18,390,216	3	(6)
	09/2026		1,092	INR	104,966	10	0
	09/2026		771	THB	24,846	0	(19)
	10/2026	DOP	6,552	$	110	2	0
	10/2026	KZT	1,406,968		2,851	0	(4)
	10/2026	$	22	MNT	80,438	0	0
	11/2026	COP	20,654,645	$	5,757	0	(89)
	11/2026	DOP	49,558		815	0	(1)
	12/2026		13,023		218	5	0
	04/2027	$	27	MNT	100,273	0	0
	10/2027		26		100,824	0	0
	04/2028		78		309,029	0	0
	10/2028		72		293,037	0	0
	04/2029		67		278,698	0	0
	10/2029		62		264,359	0	0
	04/2030		57		250,020	0	0
	10/2030		52		235,838	0	0
	04/2031		47		219,894	0	0
IND	07/2026		202	CZK	4,200	0	(4)
	07/2026		30	PLN	108	0	(1)
JPM	07/2026	BRL	11,031	$	2,100	0	(37)
	07/2026	CNH	16,358		2,407	0	(2)
	07/2026	EGP	3,710		75	0	0
	07/2026	ILS	539		181	0	(1)
	07/2026	KZT	13,042		27	0	0

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	NOK	28,265		2,856	0	0
	07/2026	PLN	172		46	0	0
	07/2026	$	57	AUD	80	0	(2)
	07/2026		2,149	BRL	11,031	2	(14)
	07/2026		70	EGP	3,710	5	0
	07/2026		3,373	HUF	1,031,603	0	(61)
	07/2026		848	PEN	2,961	18	0
	07/2026		1,741	PLN	6,342	0	(55)
	08/2026	HKD	14,335	$	1,832	1	0
	08/2026	ILS	1,016		349	7	0
	08/2026	KZT	478,949		986	0	0
	08/2026	$	2,856	NOK	28,278	0	0
	09/2026	MXN	20,106	$	1,157	15	0
	09/2026	THB	10,090		311	5	0
	09/2026	$	600	INR	57,225	0	0
	09/2026		2,238	KZT	1,130,018	67	0
	09/2026		2,310	MXN	40,326	0	(18)
	09/2026		376	THB	12,124	0	(9)
	10/2026	BRL	2,270	$	432	1	0
	10/2026	$	1,075	UZS	13,032,438	0	(5)
	10/2026	UZS	8,612,011	$	680	0	(27)
	11/2026	$	43	EGP	2,498	5	0
	12/2026	MXN	18,665	$	1,057	4	0
	04/2027	BRL	11,100		1,961	0	(64)
	04/2027	$	3,653	BRL	19,800	0	(41)
MBC	07/2026	COP	22,063,305	$	5,824	0	(603)
	07/2026	EUR	2,635		3,021	11	0
	07/2026	INR	85,158		902	3	0
	07/2026	JPY	11,794		74	2	0
	07/2026	KRW	1,377,333		909	18	0
	07/2026	NOK	9,115		917	0	(4)
	07/2026	THB	68,667		2,090	22	0
	07/2026	$	106	AUD	153	0	0
	07/2026		478	EGP	25,261	31	0
	07/2026		3,435	INR	331,131	60	0
	07/2026		2,557	NOK	23,706	0	(162)
	07/2026	ZAR	1,609	$	98	0	0
	08/2026	AUD	153		105	0	0
	08/2026	$	413	EGP	22,600	38	0
	08/2026		6,746	HKD	52,815	0	0
	08/2026		917	NOK	9,119	4	0
	09/2026	PEN	4,528	$	1,289	0	(32)
	09/2026	THB	3,646		113	3	0
	09/2026	$	2,409	INR	230,169	10	(3)
	09/2026		19	MXN	330	0	0
	09/2026		2,405	THB	80,022	19	0
MYI	09/2026		2,251	IDR	40,376,187	0	(10)
RYL	07/2026	EUR	356	$	415	8	0
SCX	07/2026	INR	74,679		788	0	0
	07/2026	PEN	652		190	0	0
	07/2026	TWD	65,416		2,061	8	0
	07/2026	$	2,432	CNY	16,599	6	0
	07/2026		1,042	EGP	55,686	84	0
	07/2026		141	GBP	105	0	(2)
	07/2026		2,553	INR	244,667	31	0
	07/2026		16	KZT	8,617	2	0
	07/2026		652	PEN	2,231	1	0
	08/2026	HKD	13,528	$	1,730	2	0
	08/2026	$	180	EGP	10,008	20	0
	08/2026		769	INR	73,679	7	0
	08/2026		4,809	KZT	2,421,865	162	0
	09/2026	PEN	2,239	$	652	0	(1)
	09/2026	THB	68,368		2,085	14	0
	09/2026	$	1,756	IDR	31,512,396	1	(8)
	09/2026		9,954	INR	943,479	1	(45)
	09/2026		355	THB	11,479	0	(8)
SOG	07/2026	EUR	3,994	$	4,660	96	0
	07/2026	JPY	30,712		193	4	0
	07/2026	$	86	AUD	124	0	0
	07/2026		97	CNH	654	0	0
	07/2026		350	EGP	18,651	25	0
	07/2026		5,281	EUR	4,642	24	0
	07/2026		276	SGD	358	0	0
	08/2026	AUD	124	$	86	0	0
	08/2026	EUR	4,642		5,288	0	(24)
	08/2026	SGD	357		276	0	0
	08/2026	$	977	EGP	53,624	92	0
	11/2026		124		7,178	15	0
SSB	07/2026		8,033	GBP	6,077	28	0
	08/2026	COP	3,439,111	$	902	0	(94)
	08/2026	GBP	6,077		8,033	0	(28)
UAG	07/2026	BRL	5,500		1,063	0	(2)
	07/2026	PLN	59		16	0	0
	07/2026	$	1,066	BRL	5,500	0	(1)
	07/2026		250	COP	861,636	1	0
	07/2026		35	EUR	30	0	(1)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

08/2026	BRL	5,500	$	1,058	0	0
08/2026	COP	1,118,543		296	0	(29)
09/2026	CLP	2,314,895		2,601	88	0
09/2026	COP	23,477,644		6,166	0	(581)

Total Forward Foreign Currency Contracts					$2,417	$(4,396)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus BRL	BRL	5.850	08/19/2026	4,010	$59	$25

Total Purchased Options						$59	$25

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC EUR versus BRL	BRL	6.250	08/19/2026	4,010	$(62)	$(22)

Total Written Options						$(62)	$(22)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Ecuador Government International Bonds	5.000%	Quarterly	06/20/2031	3.632%	$1,300	$74	$2	$76	$0
	Kenya Government International Bonds	1.000	Quarterly	06/20/2031	3.299	900	(92)	6	0	(86)
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2031	2.588	600	(35)	(5)	0	(40)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2031	2.190	1,300	(72)	5	0	(67)
BPS	Kenya Government International Bonds	1.000	Quarterly	06/20/2031	3.299	300	(32)	3	0	(29)
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814	71	1	0	1	0
	Egypt Government International Bonds	1.000	Quarterly	06/20/2031	2.770	1,300	(104)	7	0	(97)
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.333	100	(1)	1	0	0
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814	92	1	1	2	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2031	4.769	1,200	11	1	12	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2036	2.387	1,300	(139)	5	0	(134)
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2031	2.185	1,300	(65)	(1)	0	(66)
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2031	3.632	1,000	55	3	58	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	0.880	200	(2)	2	0	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814	263	1	5	6	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2031	2.588	700	(43)	(4)	0	(47)
JPM	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	1.177	1,000	33	5	38	0
	EL Salvador Government International Bonds	1.000	Quarterly	06/20/2031	2.440	1,200	(84)	10	0	(74)

Total Swap Agreements							$(493)	$46	$193	$(640)

(l)

Securities with an aggregate market value of $2,668 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$518	$0	$518
Argentina
Sovereign Issues	0	3,928	0	3,928
Australia
Corporate Bonds & Notes	0	1,025	0	1,025
Benin
Sovereign Issues	0	973	0	973
Bolivia
Sovereign Issues	0	1,231	0	1,231
Bosnia-Herze.
Sovereign Issues	0	1,037	0	1,037
Brazil
Sovereign Issues	0	3,930	0	3,930
Cayman Islands
Asset-Backed Securities	0	2,801	0	2,801
Convertible Bonds & Notes	0	20	0	20
Corporate Bonds & Notes	0	1,828	1,715	3,543
Chile
Sovereign Issues	0	3,129	0	3,129
China
Common Stocks	5	0	0	5
Colombia
Corporate Bonds & Notes	0	1,297	0	1,297
Sovereign Issues	0	22,070	0	22,070
Congo
Sovereign Issues	0	734	0	734
Costa Rica
Sovereign Issues	0	2,597	0	2,597
Egypt
Sovereign Issues	0	1,779	0	1,779
Hungary
Sovereign Issues	0	864	0	864
Indonesia
Corporate Bonds & Notes	0	1,997	0	1,997
Israel
Corporate Bonds & Notes	0	704	0	704
Ivory Coast
Sovereign Issues	0	1,060	0	1,060
Jersey, Channel Islands
Corporate Bonds & Notes	0	567	0	567
Kazakhstan
Corporate Bonds & Notes	0	400	0	400
Sovereign Issues	0	1,086	0	1,086
Kuwait
Sovereign Issues	0	1,697	0	1,697
Luxembourg
Corporate Bonds & Notes	0	1,757	0	1,757
Mexico
Corporate Bonds & Notes	0	3,649	0	3,649
Sovereign Issues	0	4,768	0	4,768
Nigeria
Corporate Bonds & Notes	0	201	0	201
Pakistan
Sovereign Issues	0	588	0	588
Paraguay
Sovereign Issues	0	1,198	0	1,198
Peru
Corporate Bonds & Notes	0	1,431	0	1,431
Sovereign Issues	0	11,999	0	11,999
Philippines
Sovereign Issues	0	1,301	0	1,301
Qatar
Corporate Bonds & Notes	0	994	0	994
Sovereign Issues	0	2,111	0	2,111

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Romania
Sovereign Issues	0	1,015	0	1,015
Senegal
Sovereign Issues	0	214	0	214
Serbia
Corporate Bonds & Notes	0	699	0	699
Sovereign Issues	0	1,144	0	1,144
South Africa
Sovereign Issues	0	987	0	987
Sri Lanka
Sovereign Issues	0	1,199	0	1,199
Supranational
Corporate Bonds & Notes	0	0	4,144	4,144
Ukraine
Sovereign Issues	0	1,167	0	1,167
United Arab Emirates
Corporate Bonds & Notes	0	3,395	0	3,395
Sovereign Issues	0	1,790	0	1,790
United Kingdom
Corporate Bonds & Notes	0	198	0	198
United States
Corporate Bonds & Notes	0	1,982	0	1,982
Loan Participations and Assignments	0	0	1,002	1,002
U.S. Government Agencies	0	6,702	0	6,702
Virgin Islands (British)
Corporate Bonds & Notes	0	1,182	0	1,182
Short-Term Instruments
Mutual Funds	826	0	0	826
Egypt Treasury Bills	0	181	0	181
Nigeria Treasury Bills	0	6,101	0	6,101
U.S. Treasury Bills	0	2,668	0	2,668

	$831	$117,893	$6,861	$125,585
Investments in Affiliates, at Value
United States
Mutual Funds	124,985	0	0	124,985
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,113	0	0	4,113

	$129,098	$0	$0	$129,098

Total Investments	$129,929	$117,893	$6,861	$254,683

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	548	0	548
Over the counter	0	2,635	0	2,635

	$0	$3,183	$0	$3,183
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(578)	0	(578)
Over the counter	0	(5,058)	0	(5,058)

	$0	$(5,636)	$0	$(5,636)

Total Financial Derivative Instruments	$0	$(2,453)	$0	$(2,453)

Totals	$129,929	$115,440	$6,861	$252,230

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$1,745	$0	$0	$0	$0	$(30)	$0	$0	$1,715	$(30)
Supranational
Corporate Bonds & Notes	0	4,132	0	0	0	12	0	0	4,144	12
United States
Loan Participations and Assignments	1,002	0	0	0	0	0	0	0	1,002	0

Totals	$2,747	$4,132	$0	$0	$0	$(18)	$0	$0	$6,861	$(18)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balanceat 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$1,715	Discounted Cash Flow	Discount Rate	6.340	—
Supranational
Corporate Bonds & Notes	718	Discounted Cash Flow	Discount Rate	5.560	—
	3,426	Recent Transaction	Purchase Price	0.000	—
United States
Loan Participations and Assignments	1,002	Discounted Cash Flow	Discount Rate	9.820	—

Total	$6,861

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust